EQUITY (Warrants) (Details) - USD ($)		10 Months Ended	12 Months Ended
	Feb. 16, 2016	Dec. 31, 2016	Dec. 31, 2016
Number of units authorized		5,500,000	5,500,000
Purchase price per unit		$ 1.00	$ 1.00
Warrants granted during period			4,128,510
Shares reserved for issuance upon warrant exercise		4,128,510	4,128,510
Common stock issued in private placement for cash, amount			$ 2,678,124
Common stock issued in private placement for cash, shares			2,840,946
Common stock to be issued in private placement for cash, amount			$ 20,000
NXDE [Member]
Warrants granted during period	821,482
Term of warrants		36 months
Stockholder loans exchanged for Units in Private Placement	$ 645,000	$ 950,000
Accrued interest exchanged for Units in Private Placement	$ 176,482	$ 337,564
Units issued in Private Placement	821,482	1,287,564
Price per share of private placement	$ 1.00
Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount			20,000
Restricted Stock [Member]
Common stock issued in private placement for cash, amount			$ 2,860,946
Common stock issued in private placement for cash, shares			2,840,946
Restricted Stock [Member] | NXDE [Member]
Exercise price of warrant		$ 2.00	$ 2.00
Warrants granted during period		466,082
Number of shares callable by warrants		1,287,564	1,287,564
Term of warrants		36 months
Stockholder loans exchanged for Units in Private Placement		$ 305,000
Accrued interest exchanged for Units in Private Placement		$ 161,082
Units issued in Private Placement		466,082
Price per share of private placement		$ 1.00	$ 1.00
Shares reserved for issuance upon warrant exercise		1,287,564	1,287,564
Private Placement December 2, 2016 [Member] | Warrant [Member]
Common stock issued in private placement for cash, amount			$ 2,860,946
Common stock issued in private placement for cash, shares			2,840,946
Private Placement December 2, 2016 [Member] | Warrant [Member] | Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount			$ 20,000